Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies.
Commitments and Contingencies
5.	Commitments and Contingencies

In the ordinary course of business, the Company may be subject to certain other legal actions and claims, which may arise from time to time. The Company is not aware of any such pending legal or other proceedings that are reasonably likely to have a material impact on the Company. Notwithstanding, legal proceedings are subject to inherent uncertainties, and an unfavorable outcome could include, monetary damages, and excessive verdicts can result from litigation, and as such, could result in a material adverse impact on the Company’s business, financial position, results of operations, and/or cash flows. Additionally, the Company may in the future incur judgments or enter into settlements of claims which may have a material adverse impact on the Company’s business, financial position, results of operations and/or cash flows.

Operating Lease

In October 2025, the Company entered into a 26-month operating lease agreement for office space (the “Operating Lease”) in Austin, Texas. As of March 31, 2026, the Company maintains a security deposit in the amount of $21,000 within other assets in the accompanying consolidated balance sheets. Total lease expense for the Operating Lease in the consolidated statements of operations and comprehensive loss was approximately $17,208 for the three months ended March 31, 2026.

The maturity of the Company’s operating lease liability as of March 31, 2026 was as follows:

Operating
leases
2026	$56,790
2027	77,860
Total lease payments	134,650
Less: present value adjustment	(4,960)
Total lease liabilities	$129,690

At March 31, 2026, the remaining lease term was 1.75 years and the discount rate was 4.50%.

In November 2025, the Company entered into an agreement for office space in Poland, which may be terminated at any time with 90-day notice. Rent expense related to this agreement was de minimis for the three months ended March 31, 2026.

7.	Commitments and Contingencies

In the ordinary course of the Swarmer’s business, the Company may be subject to certain other legal actions and claims, which may arise from time to time. The Company is not aware of any such pending legal or other proceedings that are reasonably likely to have a material impact on the Company. Notwithstanding, legal proceedings are subject to inherent uncertainties, and an unfavorable outcome could include, monetary damages, and excessive verdicts can result from litigation, and as such, could result in a material adverse impact on the Company’s business, financial position, results of operations, and/or cash flows. Additionally, the Company may in the future incur judgements or enter into settlements of claims which may have a material adverse impact on the Company’s business, financial position, results of operations and/or cash flows.

Operating Leases

In October 2025, the Company entered into a 26-month operating lease agreement for office space (the “Operating Lease”) in Austin Texas. As of December 31, 2024, the Company maintains a security deposit in the amount of $21,000 within other assets in the accompanying consolidated balance sheets. Total lease expense for the Operating Lease in the consolidated statements of operations and comprehensive loss was approximately $29,000 for the year ended December 31, 2025.

The maturity of the Company’s operating lease liabilities as of December 31, 2025 were as follows:

2026	$75,594
2027	77,860
Total lease payments	153,454
Less: present value adjustment	6,478
Total lease liabilities	$146,976

At December 31, 2025, the weighted average remaining lease term was 2.0 years and the weighted average discount rate was 4.5%.

In November 2025, the Company entered into an agreement for office space in Poland, which may be terminated at any time with 90-day notice. Rent expense related to this agreement was de minimis for the year ended December 31, 2025.